NEW ACCOUNTING STANDARDS AND INTERPRETATIONS (Tables)	12 Months Ended
Dec. 31, 2024
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS
Schedule of accounting standards
Standard or Interpretation		IASB Effective Date (Annual periods beginning on or after)
IFRS 17	Insurance Contracts and Amendments	01 January 2023
IFRS 04	Extension of the Temporary Exemption from Applying IFRS 9 (Amendments to IFRS 4)	01 January 2023
IFRS 17	Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendments)	01 January 2023
IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments)	01 January 2023
IAS 08	Definition of Accounting Estimates (Amendments)	01 January 2023
IAS 01	Disclosure of Accounting Policies (Amendments to IAS 1 and Practice Statement 2)	01 January 2023
IAS 12	International Tax Reform – Pillar Two Model Rules (Amendments)	01 January 2023
IAS 01	Classification of Liabilities as Current or Non-Current (Amendments)	01 January 2024
IAS 01	Non-current Liabilities with Covenants (Amendments)	01 January 2024
IFRS 16	Lease Liability in a Sale and Leaseback (Amendments)	01 January 2024
IAS 7 and IFRS 7	Supplier Finance Arrangements (Amendments)	01 January 2024